Annual Total Returns - Fidelity® New Jersey Municipal Money Market Fund [BarChart] - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-14 - Fidelity® New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund-Default
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.08%
Annual Return 2017	0.42%
Annual Return 2018	1.06%
Annual Return 2019	1.10%
Annual Return 2020	0.32%
Annual Return 2021	0.07%